UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	10/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
October 31, 2008 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--56.8%	of Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank:
11/17/08	0.95	75,000,000 a	75,000,000
1/14/09	1.08	77,000,000 a	76,998,435
7/23/09	1.06	375,000,000 a	375,000,000
8/3/09	1.11	100,000,000 a	100,000,000
9/15/09	1.05	320,000,000 a	319,986,600
3/9/10	1.23	200,000,000 a	200,000,000
Federal Home Loan Bank:
11/3/08	0.80	500,000,000 a	500,000,000
11/4/08	1.30	200,000,000	199,978,333
11/6/08	1.30	118,500,000	118,478,604
11/7/08	1.30	244,000,000	243,947,133
11/7/08	2.21	123,870,000	123,876,142
11/10/08	2.75	500,000,000 a	499,873,774
11/12/08	1.30	213,577,000	213,492,163
11/14/08	1.48	1,006,000,000	1,005,463,461
11/22/08	4.10	500,000,000 a	499,927,843
12/15/08	0.90	275,000,000	274,697,500
12/24/08	2.53	100,000,000	100,380,771
12/29/08	2.55	21,725,000	21,810,706
1/22/09	2.70	15,610,000	15,600,937
1/26/09	2.40	2,270,000,000	2,257,036,694
1/29/09	2.47	1,000,000,000	993,943,055
1/30/09	2.47	510,000,000	506,876,250
2/3/09	2.01	923,500,000	918,677,278
2/11/09	2.02	163,400,000	162,474,067
2/13/09	2.11	139,900,000	139,051,273
2/13/09	1.90	200,000,000	200,343,106
2/24/09	2.11	500,000,000	496,645,833
2/27/09	2.55	150,000,000	150,018,427
3/4/09	2.43	500,000,000	495,900,000
3/5/09	2.59	200,000,000	200,010,871
3/12/09	1.84	100,000,000	100,133,584
4/15/09	2.38	275,000,000	274,857,877
4/21/09	1.16	200,000,000 a	200,000,000
4/23/09	2.29	250,000,000	249,985,781
4/24/09	2.30	250,000,000	249,939,219
4/24/09	2.48	119,125,000	120,371,068
5/4/09	2.36	29,000,000	29,005,961
5/7/09	2.35	115,000,000	115,087,019
5/13/09	2.47	55,000,000	54,966,002
5/19/09	2.50	80,000,000	80,006,499
9/4/09	1.12	350,000,000 a	350,000,000
9/10/09	2.80	1,500,000,000 a	1,500,131,262

9/10/09	2.81	850,000,000 a	850,018,634
Federal Home Loan Mortgage Corp.:
11/3/08	2.11	200,000,000 b	199,976,833
11/17/08	2.21	335,800,000 b	335,473,155
11/18/08	4.39	250,000,000 a, b	249,930,233
12/15/08	2.49	74,878,000 b	74,652,867
12/22/08	2.50	150,000,000 b	149,475,125
1/12/09	2.27	138,300,000 b	139,085,670
1/26/09	2.79	292,435,000 b	290,506,879
2/2/09	2.74	52,567,000 b	52,200,345
3/16/09	2.22	6,422,000 b	6,503,588
Federal National Mortgage Association:
11/3/08	0.54	800,000,000 a, b	800,000,000
11/3/08	0.55	420,000,000 a, b	419,964,885
11/14/08	2.15	13,500,000 b	13,489,665
11/17/08	2.61	375,000,000 b	374,568,333
11/18/08	2.48	500,000,000 b	499,419,167
12/22/08	2.13	350,000,000 b	348,948,833
1/12/09	2.69	300,000,000 b	298,404,000
1/16/09	2.20	350,000,000 b	348,389,222
1/26/09	2.79	300,000,000 b	298,022,000
1/28/09	2.72	203,301,000 b	201,969,153
3/16/09	2.23	3,000,000 b	3,015,109
Total U.S. Government Agencies
(cost $20,763,987,224)			20,763,987,224

Repurchase Agreements--43.2%

Banc of America Securities LLC
dated 10/31/08, due 11/3/08 in the amount of
$500,002,083 (fully collateralized by $88,703,900
Treasury Inflation Protected Security, .625%, due
4/15/13, value $83,205,105, $126,637,000 U.S.
Treasury Bill, due 2/19/09, value $126,461,355 and
$293,789,900 U.S. Treasury Notes, 3.50%-5.50%, due
5/15/09-2/15/18, value $300,333,570)	0.05	500,000,000	500,000,000
Banc of America Securities LLC
dated 10/31/08, due 11/3/08 in the amount of
$1,800,022,500 (fully collateralized by $216,664,000
Federal Farm Credit Bank
3.875%-5.74%, due 3/4/10-11/7/16,
value $219,983,740, $966,230,000 Federal Home Loan
Bank, 2.30%-7%, due 11/19/08-5/5/28, value
$968,378,749, $231,515,000 Federal Home Loan Mortgage
Corp., 3.25%-6%, due 2/9/10-4/1/19, value
$228,074,832 and $415,800,000 Federal National
Mortgage Association, 3.25%-6%, due 8/12/10-12/4/18,
value $419,563,223)	0.15	1,800,000,000	1,800,000,000
Barclays Financial LLC
dated 10/31/08, due 11/3/08 in the amount of
$2,866,035,825 (fully collateralized by $560,000,000
Treasury Inflation Protected Security, 3.875%, due
4/15/29, value $818,049,651, $30,225,000

U.S. Treasury Bills, due 11/6/08-9/24/09, value
$30,169,442, $1,071,741,900 U.S. Treasury Bonds
3.875%-9.875%, due 11/15/15-5/15/38, value
$1,384,451,445 and $644,766,100 U.S. Treasury Notes,
1.75%-6.50%, due 11/15/08-8/15/18, value $690,649,502)	0.15	2,866,000,000	2,866,000,000
Barclays Financial LLC
dated 10/31/08, due 11/3/08 in the amount of
$1,000,016,667 (fully collateralized by $213,376,000
Federal Farm Credit Bank, 4.50%-5.58%, due
8/17/09-11/15/19, value $209,280,270,
$256,136,000 Federal Home Loan Bank,
0%-5.375%, due 11/6/08-6/10/16, value
$258,106,549, $118,000,000 Federal Home Loan Mortgage
Corp., 5%-5.125%, due 11/5/12-7/2/13, value
$121,069,598 and $424,681,000 Federal National
Mortgage Association, 0%-5.625%, due
11/5/08-7/15/37, value $431,573,881)	0.20	1,000,000,000	1,000,000,000
BNP Paribas
dated 10/31/08, due 11/3/08 in the amount of
$1,000,008,333 (fully collateralized by $200,000,000
U.S. Treasury Bill, due 12/18/08, value $199,890,000,
$372,791,000 U.S. Treasury Bonds 5%-5.375%, due
2/15/31-5/15/37, value $419,021,056 and $386,508,600
U.S. Treasury Notes, 1.75%-4.625%, due
3/31/10-5/15/17, value $401,089,050)	0.10	1,000,000,000	1,000,000,000
Credit Suisse (USA) Inc.
dated 10/31/08, due 11/3/08 in the amount of
$200,002,500 (fully collateralized by $179,825,000
U.S. Treasury Bonds, 5%, due 5/15/37, value
$204,001,028)	0.15	200,000,000	200,000,000
Credit Suisse (USA) Inc.
dated 10/31/08, due 11/3/08 in the amount of
$1,000,019,167 (fully collateralized by $965,009,000
U.S. Treasury Notes, 2.75%-5.125%, due
10/31/13-2/15/17, value $1,020,005,547)	0.23	1,000,000,000	1,000,000,000
Deutsche Bank Securities
dated 10/31/08, due 11/3/08 in the amount of
$3,500,050,000 (fully collateralized by $1,200,645,000
Federal Home Loan Bank, 0%-5.50%, due
11/5/08-8/13/14, value $1,218,979,198, $949,135,000
Federal Home Loan Mortgage Corp., 2.755%-5.75%, due
11/30/09-9/14/17, value $976,270,425, $350,523,000
Federal National Mortgage Association, 4.375%, due
6/30/11-3/15/13, value $355,667,030 and $2,042,618,995
U.S. Treasury Strips, due 8/15/12-11/15/27, value
$1,019,083,347)	0.10-0.20	3,500,000,000	3,500,000,000
Goldman, Sachs & Co.
dated 10/31/08, due 11/3/08 in the amount of
$500,000,417 (fully collateralized by $950,971,181
U.S. Treasury Strips, due 11/15/08-5/15/38, value
$510,000,001)	0.01	500,000,000	500,000,000
Goldman, Sachs & Co.

dated 10/31/08, due 11/3/08 in the amount of
$700,005,833 (fully collateralized by $359,885,000
Federal Home Loan Bank, 4.385%-5.85%, due
11/13/09-2/22/28, value $354,748,163, $353,659,000
Federal Home Loan Mortgage Corp., 2.875%-4.25%, due
7/15/09-7/14/11, value $357,474,641 and $1,850,000
Tennessee Valley Authority, 5.375%, due 4/1/56, value
$1,777,478)	0.10	700,000,000	700,000,000
HSBC USA Inc.
dated 10/31/08, due 11/3/08 in the amount of
$700,005,833 (fully collateralized by $723,370,000
U.S. Treasury Bill, due 10/22/09, value $714,002,356)	0.10	700,000,000	700,000,000
HSBC USA Inc.
dated 10/31/08, due 11/3/08 in the amount of
$700,011,667 (fully collateralized by $723,370,000
U.S. Treasury Bill, due 10/22/09, value $714,002,356)	0.20	700,000,000	700,000,000
Mizuho Securities USA
dated 10/31/08, due 11/3/08 in the amount of
$500,006,250 (fully collateralized by $512,858,700
U.S. Treasury Bills, due 1/15/09-10/22/09, value
$510,000,092)	0.15	500,000,000	500,000,000
Morgan Stanley
dated 10/31/08, due 11/3/08 in the amount of
$750,009,375 (fully collateralized by $185,439,800
Treasury Inflation Protected Securities, 2.375%-3%,
due 7/15/12-1/15/27, value $195,914,251, $101,780,000
U.S. Treasury Bills, due 11/6/08-12/26/08, value
$101,737,630, $76,713,000 U.S. Treasury Bonds,
6.25%-9%, due 11/15/18-5/15/30 value $99,409,635 and
$353,560,500 U.S. Treasury Notes, 2.625%-6%, due
7/15/09-6/30/11, value $367,938,570)	0.15	750,000,000	750,000,000
UBS Securities LLC
dated 10/31/08, due 11/3/08 in the amount of
$100,001,250 (fully collateralized by $100,220,000
Federal Home Loan Mortgage Corp., 3.875%-5.125%, due
6/29/11-11/17/17, value $102,001,323)	0.15	100,000,000	100,000,000
Total Repurchase Agreements
(cost $15,816,000,000)			15,816,000,000
Total Investments (cost $36,579,987,224)		100.0%	36,579,987,224
Cash and Receivables (Net)		.0%	5,808,731
Net Assets		100.0%	36,585,795,955

a	Variable rate security--interest rate subject to periodic change.

b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At October 31, 2008 the cost of investments for federal income tax puroses was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	36,579,987,224

Level 3 - Significant Unobservable Inputs	0

Total	36,579,987,224

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By:	/s/ J. David Officer

J. David Officer
President

Date:	December 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer
President

Date:	December 18, 2008

By:	/s/ James Windels

James Windels
Treasurer

Date:	December 18, 2008

EXHIBIT INDEX

      (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)